Cover Page	Feb. 01, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	TLG Acquisition One Corp.
Entity Central Index Key	0001827871
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39948
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	945-8340
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Trading Symbol	TLGA
Security Exchange Name	NYSE
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Capital Units [Member]
Document Information [Line Items]
Trading Symbol	TLGA.U
Security Exchange Name	NYSE
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third redeemable warrant
Warrant [Member]
Document Information [Line Items]
Trading Symbol	TLG WS
Security Exchange Name	NYSE
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at exercise price of $11.50 per share